MARILYN FEUER
                                                         SPECIAL COUNSEL
                                                         PHONE 212-715-9149
                                                         FAX 212-715-8149
                                                         MFEUER@KRAMERLEVIN.COM



June 23, 2005


VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

            Re:   SpeechSwitch, Inc.
                  Registration Statement on Form SB-2
                  SEC File No. 333-120507
                  -----------------------

Ladies and Gentlemen:

      On behalf of our client, SpeechSwitch, Inc. (the "Company"), we attach herewith for filing with the Securities and Exchange Commission (the "Commission") via EDGAR Amendment No. 3 to the Company's Registration Statement on Form SB-2.

      We are also filing a Memorandum of Compliance in response to the comments from the staff of the Commission, with respect to the Registration Statement on Form SB-2 which was filed via EDGAR with the Commission on November 15, 2004 and Amendment No. 2 thereto which was filed on April 12, 2005. Amendment No. 3 to the Registration Statement on Form SB-2 contains changes made in response to such comments, as well as other updates and minor changes.

      In addition, we are sending courtesy copies of the registration statement under separate cover to the persons copied below.

      If you have any questions, please call the undersigned at (212) 715-9149 or Scott S. Rosenblum at (212) 715-9411.

                                    Sincerely,

                                    /s/ Marilyn Feuer
                                    ------------------------
                                    Marilyn Feuer

cc:   Mark P. Shumann, Esq.
      Daniel Lee, Esq.
      Barbara Jacobs, Esq.
      Maureen Bauer
      Tia Jenkins
      Jerome Mahoney
      Scott S. Rosenblum, Esq.